Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the executive compensation actually paid to our Named Executive Officers as defined by Item 402(v) and our financial performance during the years 2022, 2021 and 2020.
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Adjusted Revenue(4) (in millions)
					nVent TSR	Peer group (S&P 400 Industrials TSR)
2022	7,912,415	11,421,671	2,060,895	2,629,748	$163	$132	$400	$2,970
2021	10,651,343	18,561,232	2,350,052	4,036,555	$158	$150	$273	$2,374
2020	6,322,870	3,827,958	1,407,410	1,033,570	$94	$116	$(47)	$1,990

(1)
The principal executive officer (“PEO”) for all years shown in the table is Ms. Wozniak.

(2)
To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:

PEO SCT Total to CAP Reconciliation:
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h) = (a) - (b) - (c) + (d) + (e) + (f) + (g)
	SCT Total ($)	Grant Date Fair Value of Equity Granted ($)	Change in Pension Value ($)	Fair Value of Current Year Equity Awards at 12/31/2022 ($)(i)	Change in Value of Prior Years’ Awards Unvested at 12/31/2022 ($)(i)	Change in Value of Prior Years’ Award That Vested in FY2022 ($)(i)(ii)	Pension Service Cost ($)(i)	CAP ($)
2022	7,912,415	5,000,017	0	6,315,713	679,593	1,220,596	293,371	11,421,671
2021	10,651,343	6,999,739	717,005	11,714,793	4,084,609	(535,993)	363,224	18,561,232
2020	6,322,870	4,500,018	535,164	4,016,602	(403,930)	(1,386,014)	313,612	3,827,958
Average Non-PEO Named Executive Officers SCT Total to CAP Reconciliation:
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h) = (a) - (b) - (c) + (d) + (e) + (f) + (g)
	SCT Total ($)	Grant Date Fair Value of Equity Granted ($)	Change in Pension Value ($)	Fair Value of Current Year Equity Awards at 12/31/2022 ($)(i)	Change in Value of Prior Years’ Awards Unvested at 12/31/2022 ($)(i)	Change in Value of Prior Years’ Award That Vested in FY2022 ($)(i)(ii)	Pension Service Cost ($)(i)	CAP ($)
2022	2,060,895	925,011	—	1,168,416	116,087	209,361	—	2,629,748
2021	2,350,052	1,249,938	—	2,087,414	793,865	55,162	—	4,036,555
2020	1,407,410	837,508	—	747,538	(91,638)	(192,232)	—	1,033,570

(i)
Reflects the fair value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown, and the service cost for our PEO as defined in FASB ASC Topic 715. The value for restricted stock unit awards included represents our closing stock price on the vesting date or the last trading day of the year for each year reported in the proxy. The fair values and associated assumptions for our performance share units (“PSUs”) and stock option awards are shown in the table below. We estimated the fair value of each stock option award in accordance with FASB ASC Topic 718 using a Black-Scholes option pricing model, modified for dividends and using the weighted average assumptions outlined in the table below. These estimates require us to make assumptions based on historical results, observance of trends in our peer group’s share prices, changes in option exercise behavior, future expectations and other relevant factors. We based the expected life assumption on historical experience (including Pentair’s historical experience for periods prior to the Separation) as well as terms and vesting periods of the options granted. For purposes of determining expected volatility, we considered a rolling average of our comparator group measured over a period approximately equal to the expected option term. The risk-free rate of periods that coincide with the expected life of the options is based on the U.S. Treasury Department yield curve in effect at the time of grant.

	Calendar Year
	2019	2020	2021	2022
Adj. EPS Performance Share Units
Fair Values	$25.58	$23.29	$38.00	$38.47
Projected Vesting Achievement	100%	0% – 100%	50% – 100%	142%
Relative TSR Performance Share Units
Fair Values	—	—	$65.06	$56.74 – 74.21
Valuation Date Stock Price	—	—	$38.00	$38.47
Volatility	—	—	41.7%	42.6%
Peer Group Volatility	—	—	27.1% – 94.5%	29.7% – 100.8%
Average Correlation	—	—	51.2%	52.9% – 53.0%
Risk-Free Interest Rate	—	—	0.73%	4.41% – 4.73%
Accrued Dividends	—	—	$0.525	$0.525 – 1.225
Stock Options
Fair Values	$4.01 – 6.14	$3.54 – 5.20	$5.53 – 15.38	$9.13 – 13.81
Exercise Price	$20.22 – 27.77	$20.22 – 27.77	$22.51 – 27.77	$25.92 – 33.43
Valuation Date Stock Price	$25.58	$23.29 – 24.01	$27.55 – 38.00	$33.43 – 38.47
Volatility	26.1%	26.4% – 32.8%	32.6% – 33.3%	26.3% – 33.3%
Risk-Free Interest Rate	1.61%	0.37% – 1.53%	0.46% – 1.18%	1.51% – 4.0%
Dividend Yield	3.01%	2.72% – 3.32%	1.97% – 2.94%	1.90% – 1.95%
Expected Life (years)	6.1	6.1 – 6.5	6.2 – 6.5	6.2
Expected Remaining Term (years)	2.7 – 5.6	3.1 – 5.6	3.3 – 5.5	3.2 – 5.5

(ii)
Includes the value of accrued Dividend Equivalent Units that were paid in cash at the time of vesting.

(3)
The non-PEO Named Executive Officers reflected in columns (d) and (e) represent the following individuals for 2022: Ms. Zawoyski, Mr. Ruzynski, Mr. Lammers and Mr. Padmanabhan, and for 2020 and 2021: Ms. Zawoyski, Mr. Ruzynski, Mr. Lammers, and Ms. Heath.

(4)
The total in column (i) reflects the actual results for adjusted revenue as reflected under “Annual Incentives” beginning on page 40. Adjustments to revenue for factors specified in MIP for 2022 included foreign exchange impact ($61 million). Please see Appendix A for reconciliation of GAAP to non-GAAP financial measures included in this section.

Company Selected Measure Name	Adjusted Revenue
Named Executive Officers, Footnote [Text Block]
(1)
The principal executive officer (“PEO”) for all years shown in the table is Ms. Wozniak.
(3)
The non-PEO Named Executive Officers reflected in columns (d) and (e) represent the following individuals for 2022: Ms. Zawoyski, Mr. Ruzynski, Mr. Lammers and Mr. Padmanabhan, and for 2020 and 2021: Ms. Zawoyski, Mr. Ruzynski, Mr. Lammers, and Ms. Heath.

PEO Total Compensation Amount	$ 7,912,415	$ 10,651,343	$ 6,322,870
PEO Actually Paid Compensation Amount	$ 11,421,671	18,561,232	3,827,958
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:

PEO SCT Total to CAP Reconciliation:
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h) = (a) - (b) - (c) + (d) + (e) + (f) + (g)
	SCT Total ($)	Grant Date Fair Value of Equity Granted ($)	Change in Pension Value ($)	Fair Value of Current Year Equity Awards at 12/31/2022 ($)(i)	Change in Value of Prior Years’ Awards Unvested at 12/31/2022 ($)(i)	Change in Value of Prior Years’ Award That Vested in FY2022 ($)(i)(ii)	Pension Service Cost ($)(i)	CAP ($)
2022	7,912,415	5,000,017	0	6,315,713	679,593	1,220,596	293,371	11,421,671
2021	10,651,343	6,999,739	717,005	11,714,793	4,084,609	(535,993)	363,224	18,561,232
2020	6,322,870	4,500,018	535,164	4,016,602	(403,930)	(1,386,014)	313,612	3,827,958
Average Non-PEO Named Executive Officers SCT Total to CAP Reconciliation:
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h) = (a) - (b) - (c) + (d) + (e) + (f) + (g)
	SCT Total ($)	Grant Date Fair Value of Equity Granted ($)	Change in Pension Value ($)	Fair Value of Current Year Equity Awards at 12/31/2022 ($)(i)	Change in Value of Prior Years’ Awards Unvested at 12/31/2022 ($)(i)	Change in Value of Prior Years’ Award That Vested in FY2022 ($)(i)(ii)	Pension Service Cost ($)(i)	CAP ($)
2022	2,060,895	925,011	—	1,168,416	116,087	209,361	—	2,629,748
2021	2,350,052	1,249,938	—	2,087,414	793,865	55,162	—	4,036,555
2020	1,407,410	837,508	—	747,538	(91,638)	(192,232)	—	1,033,570

(i)
Reflects the fair value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown, and the service cost for our PEO as defined in FASB ASC Topic 715. The value for restricted stock unit awards included represents our closing stock price on the vesting date or the last trading day of the year for each year reported in the proxy. The fair values and associated assumptions for our performance share units (“PSUs”) and stock option awards are shown in the table below. We estimated the fair value of each stock option award in accordance with FASB ASC Topic 718 using a Black-Scholes option pricing model, modified for dividends and using the weighted average assumptions outlined in the table below. These estimates require us to make assumptions based on historical results, observance of trends in our peer group’s share prices, changes in option exercise behavior, future expectations and other relevant factors. We based the expected life assumption on historical experience (including Pentair’s historical experience for periods prior to the Separation) as well as terms and vesting periods of the options granted. For purposes of determining expected volatility, we considered a rolling average of our comparator group measured over a period approximately equal to the expected option term. The risk-free rate of periods that coincide with the expected life of the options is based on the U.S. Treasury Department yield curve in effect at the time of grant.

	Calendar Year
	2019	2020	2021	2022
Adj. EPS Performance Share Units
Fair Values	$25.58	$23.29	$38.00	$38.47
Projected Vesting Achievement	100%	0% – 100%	50% – 100%	142%
Relative TSR Performance Share Units
Fair Values	—	—	$65.06	$56.74 – 74.21
Valuation Date Stock Price	—	—	$38.00	$38.47
Volatility	—	—	41.7%	42.6%
Peer Group Volatility	—	—	27.1% – 94.5%	29.7% – 100.8%
Average Correlation	—	—	51.2%	52.9% – 53.0%
Risk-Free Interest Rate	—	—	0.73%	4.41% – 4.73%
Accrued Dividends	—	—	$0.525	$0.525 – 1.225
Stock Options
Fair Values	$4.01 – 6.14	$3.54 – 5.20	$5.53 – 15.38	$9.13 – 13.81
Exercise Price	$20.22 – 27.77	$20.22 – 27.77	$22.51 – 27.77	$25.92 – 33.43
Valuation Date Stock Price	$25.58	$23.29 – 24.01	$27.55 – 38.00	$33.43 – 38.47
Volatility	26.1%	26.4% – 32.8%	32.6% – 33.3%	26.3% – 33.3%
Risk-Free Interest Rate	1.61%	0.37% – 1.53%	0.46% – 1.18%	1.51% – 4.0%
Dividend Yield	3.01%	2.72% – 3.32%	1.97% – 2.94%	1.90% – 1.95%
Expected Life (years)	6.1	6.1 – 6.5	6.2 – 6.5	6.2
Expected Remaining Term (years)	2.7 – 5.6	3.1 – 5.6	3.3 – 5.5	3.2 – 5.5

(ii)
Includes the value of accrued Dividend Equivalent Units that were paid in cash at the time of vesting.

Non-PEO NEO Average Total Compensation Amount	$ 2,060,895	2,350,052	1,407,410
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,629,748	4,036,555	1,033,570
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
1. Compensation Actually Paid (“CAP”) versus TSR for Company and Peer Group
As disclosed in our Proxy Statement for our 2021 annual general meeting of shareholders, the effects of the COVID-19 pandemic had an unfavorable impact on our business in 2020. We successfully emerged and delivered strong TSR performance relative to the TSR of the S&P 400 Industrials during 2021 and 2022.
Our 3-year cumulative TSR is 23% above the S&P 400 industrials index at the end of the 3-year period.
The PEO’s and other NEOs’ CAP amounts are aligned with our TSR. This is due primarily to our use of equity incentives, which are tied directly to stock price in addition to the company’s financial performance.
Additional information about our annual and long-term incentive programs begins on page 40.

Compensation Actually Paid vs. Net Income [Text Block]
2. CAP versus Net Income
As illustrated in the chart, our net income significantly increased between 2020-2022. The Company does not use net income to determine compensation levels or incentive plan payouts.
Additional information about our annual and long-term incentive programs begins on page 40.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
3. CAP versus Company-Selected Measure (“CSM”): Adjusted Revenue
Our Adjusted Revenue* was up 25% year-over year. Adjusted Revenue is a key metric in our annual incentive program which comprised 17% of the 2022 target total direct compensation for our PEO, and 22% on average for Non-PEO NEOs. Additional details on our annual incentive program can be found beginning on page 40.
*Please see Appendix A for reconciliation of GAAP to non-GAAP financial measures included in this section.

Tabular List [Table Text Block]
Pay versus Performance Most Important Measures to Determine 2022 Compensation Actually Paid
The four items listed below represent the most important metrics we used to determine CAP for 2022 as further described above under the sections titled “Annual Incentives” and “Long-Term Incentives.”
Most Important Performance Measures
Adjusted Revenue
Adjusted Earnings Per Share
Free Cash Flow
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 163	158	94
Peer Group Total Shareholder Return Amount	132	150	116
Net Income (Loss)	$ 400,000,000	$ 273,000,000	$ (47,000,000)
Company Selected Measure Amount	2,970,000,000	2,374,000,000	1,990,000,000
PEO Name	Ms. Wozniak	Ms. Wozniak	Ms. Wozniak
Adjustments To Revenue Included Foreign Exchange Impact	$ 61,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Revenue
Non-GAAP Measure Description [Text Block]
(4)
The total in column (i) reflects the actual results for adjusted revenue as reflected under “Annual Incentives” beginning on page 40. Adjustments to revenue for factors specified in MIP for 2022 included foreign exchange impact ($61 million). Please see Appendix A for reconciliation of GAAP to non-GAAP financial measures included in this section.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Equity Awards Adjustments, EPS Performance Share Units [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value Price | $ / shares	$ 38.47	$ 38	$ 23.29	$ 25.58
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Projected Vesting Achievement	142.00%			100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Projected Vesting Achievement, Minimum		50.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Projected Vesting Achievement, Minimum		100.00%	100.00%
Equity Awards Adjustments, TSR Performance Share Units [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value Price | $ / shares		$ 65.06
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value Price, Minimum | $ / shares	$ 56.74
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value Price, Maximum | $ / shares	74.21
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Stock Price | $ / shares	$ 38.47	$ 38
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	42.60%	41.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Peer Group Volatility Rate, Minimum	29.70%	27.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Peer Group Volatility Rate, Maximum	100.80%	94.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Average Correlation Rate		51.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Average Correlation Rate, Minimum	52.90%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Average Correlation Rate, Maximum	53.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.73%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	4.41%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.73%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Accrued Dividends | $ / shares		$ 0.525
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Accrued Dividends, Minimum | $ / shares	$ 0.525
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Accrued Dividends, Maximum | $ / shares	1.225
Equity Awards Adjustments, Stock Options, Fair Value Assumptions [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value Price, Minimum | $ / shares	9.13	5.53	$ 3.54	$ 4.01
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value Price, Maximum | $ / shares	$ 13.81	$ 15.38	$ 5.2	6.14
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Stock Price | $ / shares				$ 25.58
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				26.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.61%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	1.51%	0.46%	0.37%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.00%	1.18%	1.53%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price, Minimum | $ / shares	$ 25.92	$ 22.51	$ 20.22	$ 20.22
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price, Maximum | $ / shares	33.43	27.77	27.77	$ 27.77
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Stock Price, Minimum | $ / shares	33.43	27.55	23.29
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Stock Price, Maximum | $ / shares	$ 38.47	$ 38	$ 24.01
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	26.30%	32.60%	26.40%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	33.30%	33.30%	32.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate				3.01%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate, Minimum	1.90%	1.97%	2.72%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate, Maximum	1.95%	2.94%	3.32%
PEO [Member] | Grant Date Fair Value of Equity Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,000,017	$ 6,999,739	$ 4,500,018
PEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	717,005	535,164
PEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,315,713	11,714,793	4,016,602
PEO [Member] | Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	679,593	4,084,609	(403,930)
PEO [Member] | Change in Value of Prior Years Award That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,220,596	(535,993)	(1,386,014)
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	293,371	363,224	313,612
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	925,011	1,249,938	837,508
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,168,416	2,087,414	747,538
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	116,087	793,865	(91,638)
Non-PEO NEO [Member] | Change in Value of Prior Years Award That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 209,361	$ 55,162	$ (192,232)